Derivative and Hedging Activities - Fair Value Level 3 Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	$ 282
Balance, end of period	130	$ 282
Energy related derivative
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	282
Balance, end of period	130	282
Energy related derivative | Future natural gas prices | Utica shale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	7
Balance, end of period	0	7
Fair value, inputs, level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	94
Balance, end of period	12	94
Fair value, inputs, level 3 | Commodity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	87	(15)
Total gains (losses) (realized/unrealized): Included in earnings	(59)	77
Total purchases, issuances, sales and settlements: Settlements	(16)	25
Balance, end of period	12	87
Fair value, inputs, level 3 | Energy related derivative | Future natural gas prices | Utica shale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of period	7	0
Total gains (losses) (realized/unrealized): Included in earnings	(7)	7
Total purchases, issuances, sales and settlements: Settlements	0	0
Balance, end of period	0	7
Oil, natural gas and NGL sales | Fair value, inputs, level 3 | Commodity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Total gains (losses) (realized/unrealized): Included in earnings	(59)	77
Change in unrealized gains (losses) related to assets still held at reporting date	(19)	86
Oil, natural gas and NGL sales | Fair value, inputs, level 3 | Energy related derivative | Future natural gas prices | Utica shale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Total gains (losses) (realized/unrealized): Included in earnings	(7)	7
Change in unrealized gains (losses) related to assets still held at reporting date	$ 0	$ 7